COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Commitments

A summary of the Company’s commitments is as follows:

	December 31,
	2012	2011
Commitments to extend credit	$4,733,000	$4,196,000
Financial standby letters of credit	503,000	544,000
Other standby letters of credit	488,000	340,000

	$5,724,000	$5,080,000